ASSET HELD FOR SALE	12 Months Ended
Dec. 31, 2025
Asset Held For Sale
ASSET HELD FOR SALE

13. ASSET HELD FOR SALE

The Company classified a leasehold building with carrying amount of approximately SGD3.1 million (US$2.3 million) as held for sale in the period in which it met the criteria of asset held for sale as the Company entered into an option to purchase agreement with an independent third party purchaser for the sale of one of its leasehold industrial properties for a selling price of SGD7,393,000 with the completion date of the transaction on November 18, 2025. The Company ceases depreciation and amortization on long-lived assets (or disposal groups) classified as held for sale and measures them at the lower of carrying value or estimated fair value less cost to sell.

The following table summarizes the carrying amounts of asset held for sale for each of the years presented:

	December 31,
	2024	2025	2025
	SGD’000	SGD’000	US$’000
Assets
Asset held for sale	3,035	-	-
Total non-current assets held for sale	3,035	-	-